As filed with the Securities and Exchange Commission on MAY 13, 2011

File Nos. 333-134172

811-21902

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 7	☒

And

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 8	☒

COHEN & STEERS

INSTITUTIONAL GLOBAL REALTY SHARES, INC.

(Exact Name Of Registrant As Specified In Charter)

280 Park Avenue, New York, NY 10017

(Address Of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Tina M. Payne

Cohen & Steers Institutional Global Realty Shares, Inc.

280 Park Avenue

New York, New York 10017

(Name And Address Of Agent Of Service Of Process)

With copies to:

Stuart H. Coleman, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

Approximate Date of Proposed Public Offering : As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 13th day of May 2011.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Adam M. Derechin
President and CEO

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

By:	/s/ ADAM DERECHIN (ADAM DERECHIN)	President and Chief Executive Officer (Principal Executive Officer)	May 13, 2011

By:	/s/ JAMES GIALLANZA (JAMES GIALLANZA )	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	May 13, 2011

By:	/s/ MARTIN COHEN (MARTIN COHEN)	Co-Chairman and Director	May 13, 2011

By:	/s/ ROBERT H. STEERS (ROBERT H. STEERS)	Co-Chairman and Director	May 13, 2011

By:	* (BONNIE COHEN)	Director	May 13, 2011

By:	* (GEORGE GROSSMAN)	Director	May 13, 2011

By:	* (RICHARD E. KROON)	Director	May 13, 2011

By:	* (RICHARD J. NORMAN)	Director	May 13, 2011

By:	* (FRANK K. ROSS)	Director	May 13, 2011

By:	* (WILLARD H. SMITH JR.)	Director	May 13, 2011

By:	* (C. EDWARD WARD, JR.)	Director	May 13, 2011

*By:	/s/ ROBERT H. STEERS ROBERT H. STEERS AS ATTORNEY-IN-FACT		May 13, 2011

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase